Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 11. FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, restricted cash and warrant liability at fair value on a recurring basis as of December 31, 2021 and March 31, 2022. Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The fair value of the warrant liability is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the warrant liability, the Company used the Monte Carlo that assumes optimal exercise of the Company’s redemption option at the earliest possible date. See Note 10 — Warrants.

As of December 31, 2021 and March 31, 2022, information about inputs for the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follow:

	Fair Value Measurement as of December 31, 2021
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$480,931	—	—	$480,931
Restricted cash	55,178	—	—	55,178
Total financial asset	$536,109	—	—	$536,109
Warrant liability	$—	—	1,105	$1,105
Total financial liability	$—	—	1,105	$1,105
	Fair Value Measurement as of March 31, 2022
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$416,165	—	—	$416,165
Restricted cash	$54,568	—	—	$54,568
Total financial asset	$470,733	—	—	$470,733
Warrant liability	$—	—	1,540	$1,540
Total financial liability	$—	—	1,540	$1,540

The following is a reconciliation of the beginning and ending balances for Level 3 convertible notes during the three months ended March 31, 2021:

(In thousands)	Convertible Notes
Balance as of January 1, 2021	$—
Issuance of convertible notes	$57,500
Changes in fair value of convertible notes	$3,600
Balance as of March 31, 2021	$61,100

The following is a reconciliation of the beginning and ending balances for Level 3 warrant liability during the three months ended March 31, 2022 and March 31, 2021:

(In thousands)	Three Months Ended March 31,
	2021	2022
Balance at the beginning of the period	—	$1,105
Changes in fair value	—	435
Balance at end of the period	$—	$1,540

Measured or disclosed at fair value on a nonrecurring basis

The Group measured the long-lived assets using the income approach — discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.

16. FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, restricted cash, and warrants at fair value on a recurring basis as of December 31, 2020 and 2021. Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The fair value of the warrant liability and Bridge Notes are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the warrant liability, the Company used the Monte Carlo that assumes optimal exercise of the Company’s redemption option at the earliest possible date. See Note 15.

As of December 31, 2020 and December 31, 2021, information about inputs for the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follow:

	Fair Value Measurement as of December 31, 2020
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$21,496	—	—	$21,496
Restricted cash	19,700	—	—	19,700
Total	$41,196	—	—	$41,196
	Fair Value Measurement as of December 31, 2021
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$480,931	—	—	$480,931
Restricted cash	55,178	—	—	55,178
Total financial asset	$536,109	—	—	$536,109
Warrant liability	$—	—	1,105	$1,105
Total financial liability	$—	—	1,105	$1,105

The following is a reconciliation of the beginning and ending balances for Level 3 Bridge Notes during the year ended December 31, 2021:

(In thousands)	Bridge Notes
Balance as of January 1, 2021	$—
Issuance of Bridge Notes	57,500
Changes in fair value of Bridge Notes	9,861
Conversion as of Merger	(67,361)
Balance as of December 31, 2021	$—

The following is a reconciliation of the beginning and ending balances for Level 3 warrant liability during the year ended December 31, 2021:

(In thousands)	Warrant Liability
Balance as of January 1, 2021	$—
Assumed warrant liability upon Merger	3,574
Changes in fair value	(2,469)
Balance as of December 31, 2021	$1,105

Measured or disclosed at fair value on a nonrecurring basis

The Group measured the fair value of the Company’s convertible redeemable preferred share and the redeemable noncontrolling interests of a subsidiary on each of the date when there are changes in the terms of shareholding rights and preferences. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), among which, the Group applied a Discounts For Lack Of Marketability (“DLOM”) of 20% in the fair value measurement for the convertible redeemable preferred share and redeemable noncontrolling interests in 2019, since there was no readily available market for shares in a closely-held company similar to the Company.

The Group measured the fair value of the long-lived assets using the income approach — discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.